Consolidated Statements of Changes in Equity - CAD ($)	Share Capital	Reserves	Accumulated Other Comprehensive Income	Deficit	Total
Beginning balance, shares at Dec. 31, 2015	34,274,743
Beginning balance, amount at Dec. 31, 2015	$ 153,281,631	$ 21,205,698	$ 0	$ (159,208,360)	$ 15,278,969
Private placements, net of share issue costs, shares	2,827,350
Private placements, net of share issue costs, amount	$ 942,746	10,183			952,929
Debt settlements, shares	10,974,437
Debt settlements, amount	$ 2,304,648				2,304,648
Exercise of warrants, amount					0
Share-based payments		266,252			266,252
Loss for the year				(2,007,305)	(2,007,305)
Unrealized gain on marketable securities					0
Ending balance, shares at Dec. 31, 2016	48,076,530
Ending balance, amount at Dec. 31, 2016	$ 156,529,025	21,482,133	0	(161,215,665)	16,795,493
Private placements, net of share issue costs, shares	20,775,060
Private placements, net of share issue costs, amount	$ 6,527,619	337,190			6,864,809
Shares issued on acquisition of property, shares	200,000
Shares issued on acquisition of property, amount	$ 96,200				96,200
Debt settlements, shares	4,019,130
Debt settlements, amount	$ 2,039,269				2,039,269
Share bonus to personnel, shares	390,000
Share bonus to personnel, amount	$ 190,320				190,320
Share compensation for services, shares	984,200
Share compensation for services, amount	$ 344,470				344,470
Exercise of stock options, shares	126,870
Exercise of stock options, amount	$ 65,252	(14,567)			50,685
Exercise of warrants, shares	150,000
Exercise of warrants, amount	$ 70,650	(10,650)			60,000
Share-based payments		827,096			827,096
Loss for the year				(18,592,981)	(18,592,981)
Unrealized gain on marketable securities			12,160		12,160
Ending balance, shares at Dec. 31, 2017	74,721,790
Ending balance, amount at Dec. 31, 2017	$ 165,862,805	22,621,202	12,160	(179,808,646)	8,687,521
Private placements, net of share issue costs, shares	16,061,417
Private placements, net of share issue costs, amount	$ 6,096,621				6,096,621
Warrants issued for mineral property		181,944			181,944
Exercise of stock options, shares	87,500
Exercise of stock options, amount	$ 39,500	(15,350)			24,150
Exercise of warrants, shares	3,445,420
Exercise of warrants, amount	$ 1,470,620	(132,453)			1,338,167
Bonus shares, shares	1,000,000
Bonus shares, amount	$ 350,000				350,000
Share-based payments		758,487			758,487
Loss for the year				(18,184,468)	(18,184,468)
Unrealized gain on marketable securities			(12,160)		(12,160)
Ending balance, shares at Dec. 31, 2018	95,316,127
Ending balance, amount at Dec. 31, 2018	$ 173,819,546	$ 23,413,830	$ 0	$ (197,993,114)	$ (759,738)